PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                              STRONG DISCOVERY FUND
                            STRONG DOW 30 VALUE FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                              STRONG GROWTH 20 FUND
                              STRONG INTERNET FUND
                           STRONG LARGE CAP CORE FUND
                          STRONG LARGE CAP GROWTH FUND
                         STRONG MID CAP DISCIPLINED FUND
                             STRONG OPPORTUNITY FUND
                           STRONG TECHNOLOGY 100 FUND
                        STRONG U.S. EMERGING GROWTH FUND
                                STRONG VALUE FUND

    Supplement to the Statement of Additional Information dated May 1, 2001.

STRONG VALUE FUND

The following paragraph is added to the "Portfolio Transactions and Brokerage" section of the Fund's statement of additional information below the brokerage commissions table on page 54:

With respect to the Value Fund only, because SWM Securities, Inc. ("SWM"), an affiliated company of the Subadvisor to the Value Fund, is a member of the NYSE, it expects to act as a broker for transactions in the Fund's securities. In order for SWM to effect any portfolio transactions for the Fund on an exchange, the commissions, fees, or other remuneration received by SWM must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard allows SWM to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. For the fiscal periods January 1, 1998 to December 31, 1998 and January 1, 1999 to December 31, 1999, the Fund paid no brokerage commissions to SWM. For the period January 1, 2000 to December 31, 2000, the Fund paid SWM $7,893.00 in brokerage commissions, which represented 3.81% of the Fund's aggregate brokerage commissions for that period. For the period January 1, 2000 to December 31, 2000, 5.20% of the Fund's aggregate dollar amount of transactions involving the payment of commissions were effected through SWM.

The date of this Statement of Additional Information Supplement is May 14, 2001.